LONG-TERM DEBT - Non-Recourse Canada SPV Facility (Details) $ in Thousands	Aug. 02, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Long-term debt (excluding current maturities)		$ 804,140	$ 706,225
Line of Credit | Non-Recourse Canada SPV Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, term	4 years
Line of credit facility, initial borrowing capacity	$ 175,000,000.0
Credit facility, expansion capacity	$ 250,000,000.0
Commitment fee on unused portion (as percent)	0.50%
Long-term debt (excluding current maturities)		$ 107,479	$ 0
Line of Credit | Non-Recourse Canada SPV Facility | Revolving Credit Facility | CDOR
Line of Credit Facility [Line Items]
Basis spread (as percent)	6.75%